Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Kingsbarn Dividend Opportunity ETF | Kingsbarn Dividend Opportunity ETF Class
Prospectus [Line Items]
Annual Return [Percent]	(16.92%)	2.14%